As filed with the Securities and Exchange Commission
on April 8, 2002
Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                              __
Pre-Effective Amendment No. ___                                                                                                 __
Post-Effective Amendment No. 35                                                                                                   X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       __
Amendment No. 36                                                                                                                          X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant’s Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to Rule 485(b), or

X on April 15, 2002 pursuant to Rule 485(b)

__ 60 days after filing pursuant to Rule 485(a)(1), or

__ on _________ pursuant to Rule 485(a)(1)

__ 75 days after filing pursuant to Rule 485(a)(2), or

__ on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 (the "Amendment") to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to delay the effectiveness of Post-Effective Amendment No. 32 until April 15, 2002. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 32, which was filed pursuant to Rule 485(a) on February 8, 2002. This Post-Effective Amendment does not affect the Registration Statement for any other Funds of the Trust.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 8th day of April, 2002.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi
      Christopher R. Bellonzi
      Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                          Title                                             Date

        *                                                             Trustee
Robert C. Brown

        *                                                             Trustee
Thomas S. Goho

        *                                                             Trustee
Peter G. Gordon

        *                                                             Trustee
W. Rodney Hughes

        *                                                             Trustee
Richard M. Leach

        *                                                             Trustee
J. Tucker Morse

        *                                                             Trustee
Timothy J. Penny

        *                                                             Trustee
Donald C. Willeke

*By:  /s/ Christopher R. Bellonzi                                                                                4/8/2002
         Christopher R. Bellonzi
         As Attorney-in-Fact
         April 8, 2002

[MORRISON & FOERSTER LLP LETTERHEAD]

April 8, 2002

Writer’s Direct Dial Number
(202) 887-1537

VIA EDGAR

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: Wells Fargo Funds Trust
        SEC File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

        In connection with the registration of Wells Fargo Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith for filing the Trust’s Post-Effective Amendment No. 35 to its Registration Statement under the 1933 Act and Amendment No. 36 under the 1940 Act on Form N-1A.

        This Post-Effective Amendment No. 35 is being filed to delay the effectiveness of Post-Effective Amendment No. 32 until April 15, 2002. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 32, which was filed pursuant to Rule 485(a) on February 8, 2002. This Post-Effective Amendment does not affect the Registration Statement for any other Funds of the Trust.

        This firm represented the Trust in connection with the preparation of this Post-Effective Amendment. In accordance with the provisions of Paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

        If you have any questions or comments, please contact the undersigned at the number set forth above.

Sincerely,

/s/ Janis F. Kerns

Janis F. Kerns